Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥)	[1]
Disclosure of changes in accounting estimates [line items]
Carrying amounts of deferred tax assets	$ 53,991		¥ 315,390	[1]	¥ 361,207	¥ 282,212
Increase in profit if all unrecognized deferred tax asset were recognized	23,900	¥ 160,000	182,700
Carrying amounts of inventory provision	$ 14,000		¥ 106,900		¥ 93,600
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	8 years	8 years
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Cash flows derived from forecasts period	15 years	15 years

[1]	Restated